Expense Example - iShares Interest Rate Hedged High Yield Bond ETF - iShares Interest Rate Hedged High Yield Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	$ 1,309